Business Combination	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business Combination	Business Combination
On December 2, 2020, Gores consummated the “Business Combination” pursuant to that certain Agreement and Plan of Merger, dated August 24, 2020 (the “Merger Agreement”), by and among Gores, Dawn Merger Sub, Inc. (“First Merger Sub”), a wholly owned subsidiary of Gores, Dawn Merger Sub II, LLC (“Second Merger Sub”), a wholly owned subsidiary of Gores, and Legacy Luminar. In connection with the consummation of the Business Combination (the “Closing”), the registrant changed its name from Gores Metropoulos, Inc. to Luminar Technologies, Inc.
Immediately following the business combination, there were 323,936,240 shares of common stock, consisting of 218,818,037 shares of Class A common stock and 105,118,203 shares of Class B common stock with a par value of $0.0001 issued and outstanding, options to purchase an aggregate of 16,224,474 shares of Class A common stock and warrants to purchase, 4,089,280 shares of Class A common stock.
Pursuant to the Merger Agreement, the Company’s stockholders are entitled to receive an aggregate of up to 25,818,744 earn-out shares in the form of common stock (with respect to the Company’s Class A stockholders’ shares of Class A common stock and with respect to the Company’s Class B stockholders’ shares of Class B common stock). There are six different triggering events that affect the number of earn-out shares that will be issued based upon the per share price of Class A common stock ranging from $13.00 to $28.00 per share. The Company accounts for the potential earn-out shares as a component of stockholders’ equity in accordance with the guidance in ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging. On December 2, 2020, the Company estimated the fair value of the potential earn-out shares to be $587.7 million, which was estimated using a Monte Carlo Model and Level 3 fair value inputs including volatility of 58.5% and a contractual term of 5.5 years. This was recorded as an increase in additional paid-in capital with an offsetting amount recorded in the same account, due to the absence of retained earnings.
The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP as Luminar has been determined to be the accounting acquirer, primarily due to the fact that Legacy Luminar stockholders continue to control the Post-Combination Company. Under this method of accounting, while Gores was the legal acquirer, it has been be treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Luminar issuing stock for the net assets of Gores, accompanied by a recapitalization. The net assets of Gores were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Legacy Luminar. Reported shares and earnings per share available to holders of the Company’s common stock, prior to the business combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination (approximately 1 Gores shares to 13.63094 Luminar shares).
The most significant change in the post-combination Company’s reported financial position and results was an increase in cash of $380.6 million. The Company incurred $17.2 million in transaction costs relating to the merger with Gores, which has been offset against additional paid-in capital in the Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit). On the date of the Business Combination, the Company recorded a liability related to the Public and Private Warrants of $102.4 million, with an offsetting entry to additional paid-in capital. During the period from December 2, 2020 to December 31, 2020, the fair value of the Public and Private Warrants increased to $343.4 million, resulting in a charge of $241.0 million in the consolidated statement of operations for the year ended December 31, 2020.
Upon closing of the Business Combination, the shareholders’ of Gores were issued 49,981,349 shares of Class A common stock. In connection with the Closing, holders of 18,651 shares of common stock of Gores were redeemed at a price per share of $10.16.